SCHEDULE OF CONDENSED STATEMENTS OF FINANCIAL POSITION (Details)	3 Months Ended	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥)	Jun. 30, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
SHAREHOLDERS’ DEFICIT
Ordinary shares (US$0.0001 par value; 379,021,190 shares authorized as at December 31, 2022 and December 31, 2023; 221,777,718 shares issued and outstanding as at December 31, 2022 and December 31, 2023, respectively) | $
Ordinary shares, par value | $ / shares	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000							500,000,000
Ordinary shares, shares issued	100	100							100
Ordinary shares, shares outstanding	100	100							100
Total shareholder’s deficit | $	$ (33,112.81)	$ (33,112.81)
Net income (loss) | $	(33,112.81)
Net cash used in operating activites | $
Youlife International Holdings Inc [Member]
Current assets
Cash and bank equivalents	18,365,000	18,365,000			$ 26,117,000				¥ 133,469,000	¥ 185,425,000	¥ 307,981,000
Prepayments, other receivables and other assets					26,615,000				210,630,000	188,961,000	43,995,000
Total current assets	85,205,000	85,205,000			97,136,000				619,204,000	689,652,000	710,022,000
Total non current assets	46,988,000	46,988,000			60,324,000				341,472,000	428,297,000	274,604,000
Total assets	132,193,000	132,193,000			157,460,000				960,676,000	1,117,949,000	984,626,000
Commitments and contingencies | $
Series C and Series C+ convertible redeemable preferred shares (US$0.0001 par value: 120,978,810 shares authorized as at December 31, 2022 and December 31, 2023; 120,978,810 shares issued and outstanding as at December 31, 2022 and December 31, 2023, respectively) | ¥										1,006,048,000	1,006,048,000
SHAREHOLDERS’ DEFICIT
Ordinary shares (US$0.0001 par value; 379,021,190 shares authorized as at December 31, 2022 and December 31, 2023; 221,777,718 shares issued and outstanding as at December 31, 2022 and December 31, 2023, respectively)	$ 21,000	$ 21,000			$ 21,000				¥ 149,000	¥ 149,000	¥ 149,000
Ordinary shares, par value | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	379,021,190	379,021,190			379,021,190		379,021,190		379,021,190	379,021,190	379,021,190
Ordinary shares, shares issued	221,777,718	221,777,718			221,777,718		221,777,718		221,777,718	221,777,718	221,777,718
Ordinary shares, shares outstanding	221,777,718	221,777,718			221,777,718		221,777,718		221,777,718	221,777,718	221,777,718
Treasury shares	$ (4,000)	$ (4,000)			$ (4,000)				¥ (31,000)	¥ (31,000)	¥ (31,000)
Additional paid-in capital	24,197,000	24,197,000			25,007,000				175,847,000	177,547,000	226,278,000
Statutory surplus reserve	1,106,000	1,106,000			1,298,000				8,037,000	9,217,000	8,253,000
Accumulated losses	(78,035,000)	(78,035,000)			(77,439,000)				(567,096,000)	(549,812,000)	(647,669,000)
Total shareholder’s deficit	(52,715,000)	(52,715,000)			(51,117,000)				¥ (383,094,000)	¥ (362,930,000)	¥ (413,020,000)
Administrative expenses		(6,565,000)	¥ (47,709,000)	¥ (60,380,000)	(16,249,000)	¥ (115,367,000)		¥ (209,868,000)
Financial income, net		(296,000)	(2,148,000)	(260,000)	215,000	1,530,000		18,446,000
Income of subsidiaries		182,000	1,322,000	8,507,000	4,129,000	29,312,000		16,010,000
(LOSS)/PROFIT BEFORE TAX		1,027,000	7,468,000	6,375,000	6,904,000	49,016,000		(72,544,000)
Tax benefit		(834,000)	(6,063,000)	23,814,000	4,261,000	30,256,000		(18,551,000)
Income tax expense benefit		834,000	6,063,000	(23,814,000)	(4,261,000)	(30,256,000)		18,551,000
Net (loss)/profit for the year		136,000	992,000	38,678,000		99,263,000		(97,315,000)
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares								130,011,000
Net income (loss)		136,000	992,000	38,678,000	13,980,000	99,263,000		(223,534,000)
Comprehensive (loss)/income attribute to Youlife International Holdings Inc.		136,000	992,000	38,678,000	13,980,000	99,263,000		(93,523,000)
Net cash used in operating activites		1,046,000	7,603,000	10,484,000	1,620,000	11,501,000		(17,258,000)
Net cash generated from investing activities		(1,497,000)	(10,880,000)	57,077,000	(3,184,000)	(22,605,000)		(51,674,000)
Net cash generated from (used in) financing activities		(6,701,000)	(48,696,000)	(112,075,000)	(32,654,000)	(231,838,000)		17,621,000
Exchange rate effect on cash and cash equivalents		2,000	17,000	610,000	413,000	2,931,000		3,989,000
Cash and cash equivalents at beginning of year from continuing operations		25,515,000	185,425,000	307,981,000	43,378,000	307,981,000		468,838,000
Cash and cash equivalents at end of the year from continuing operations	$ 18,365,000	$ 18,365,000	133,469,000	364,162,000	$ 25,515,000	185,425,000	$ 43,378,000	307,981,000
Youlife International Holdings Inc [Member] | Series C and Series C+ Convertible Redeemable Preferred Shares (Member)
Current assets
Mezzanine equity, par value | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized	120,978,810	120,978,810			120,978,810		120,978,810		120,978,810	120,978,810	120,978,810
Mezzanine equity, shares issued	120,978,810	120,978,810			120,978,810		120,978,810		120,978,810	120,978,810	120,978,810
Mezzanine equity, shares outstanding	120,978,810	120,978,810			120,978,810		120,978,810		120,978,810	120,978,810	120,978,810
Parent Company [Member] | Youlife International Holdings Inc [Member]
Current assets
Cash and bank equivalents					$ 74					¥ 523	¥ 19,297
Prepayments, other receivables and other assets					35,639					253,036	244,400
Total current assets					35,713					253,559	263,697
Investments					54,868					389,559	329,331
Total non current assets					54,868					389,559	329,331
Total assets					90,581					643,118	593,028
Commitments and contingencies
SHAREHOLDERS’ DEFICIT
Ordinary shares (US$0.0001 par value; 379,021,190 shares authorized as at December 31, 2022 and December 31, 2023; 221,777,718 shares issued and outstanding as at December 31, 2022 and December 31, 2023, respectively)					$ 21					¥ 149	¥ 149
Ordinary shares, par value | $ / shares					$ 0.0001		$ 0.0001
Ordinary shares, shares authorized					379,021,190		379,021,190			379,021,190	379,021,190
Ordinary shares, shares issued					221,777,718		221,777,718			221,777,718	221,777,718
Ordinary shares, shares outstanding					221,777,718		221,777,718			221,777,718	221,777,718
Treasury shares					$ (4)					¥ (31)	¥ (31)
Additional paid-in capital					25,007					177,547	226,278
Statutory surplus reserve					1,298					9,217	8,253
Accumulated losses					(77,439)					(549,812)	(647,669)
Total shareholder’s deficit					(51,117)					(362,930)	(413,020)
Administrative expenses					(1,356)	(9,628)		(8,022)
Financial income, net					(72)	(508)		3,027
Income of subsidiaries					15,409	109,401		(88,528)
(LOSS)/PROFIT BEFORE TAX					13,981	99,265		(93,523)
Tax benefit						(2)
Income tax expense benefit						2
Net (loss)/profit for the year					13,981	99,263		(93,523)
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares								(130,011)
Net income (loss)					13,981	99,263		(223,534)
Comprehensive (loss)/income attribute to Youlife International Holdings Inc.					13,981	99,263		(93,523)
Net cash used in operating activites					(1,236)	(8,775)		(21,678)
Net cash generated from investing activities
Net cash generated from (used in) financing activities					(1,338)	(9,498)		6,478
Exchange rate effect on cash and cash equivalents					(71)	(501)		3,019
Net decrease in cash and cash equivalents					(2,644)	(18,774)		(12,181)
Cash and cash equivalents at beginning of year from continuing operations		$ 74	¥ 523	¥ 19,297	2,718	19,297		31,478
Cash and cash equivalents at end of the year from continuing operations					74	¥ 523	$ 2,718	¥ 19,297
Parent Company [Member] | Youlife International Holdings Inc [Member] | Series C and Series C+ Convertible Redeemable Preferred Shares (Member)
Current assets
Series C and Series C+ convertible redeemable preferred shares (US$0.0001 par value: 120,978,810 shares authorized as at December 31, 2022 and December 31, 2023; 120,978,810 shares issued and outstanding as at December 31, 2022 and December 31, 2023, respectively)					$ 141,699					¥ 1,006,048	¥ 1,006,048
Mezzanine equity, par value | $ / shares					$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized					120,978,810		120,978,810			120,978,810	120,978,810
Mezzanine equity, shares issued					120,978,810		120,978,810			120,978,810	120,978,810
Mezzanine equity, shares outstanding					120,978,810		120,978,810			120,978,810	120,978,810